Financial Income and Expense	12 Months Ended
Dec. 31, 2023
Financial Income and Expense
Financial Income and Expense

21. Financial Income and Financial Expense

	2023	2022	2021

	(€ in thousands)
Interest income:
Current accounts and deposits	2,593	106	5
Interest costs:
Current accounts and deposits	(31)	(406)	(355)
Lease liability	(774)	(793)	(835)
Loans and borrowings	(398)	(3,928)	(2,215)
Foreign exchange result:
Net foreign exchange benefit/(loss)	(255)	4,757	1,511
	1,135	(264)	(1,889)

Financial income amounting to € 2,593,000 (2022: € 4,863,000, 2021: € 1,516,000) consists of interest income of € 2,593,000 (2022: € 106,000, 2021: € 5,000) and a net foreign exchange benefit of € 4,757,000 and € 1,511,000 for the years ended December 31, 2022, and 2021. Financial expenses amounting to € 1,458,000 consist of interest costs of € 1,203,000 and net foreign exchange costs of € 255,000. Financial expenses amounted to € 5,127,000 and € 3,405,000 in 2022 and 2021 respectively, and wholly consisted of interest costs.